Financial assets at fair value through other comprehensive income (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	£ 51,423	£ 45,084
Loans and advances
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	771	222
Debt securities and other eligible bills
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	50,650	44,861
Equity securities
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	£ 2	£ 1